Financial Assets Held for Trading - Schedule of Movements for Financial Assets Held for Trading (Details) - Fair Value, Inputs, Level 2 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 2,384,192	$ 0	$ 0
Net change in unrealized appreciation (depreciation) on investments	0	0
Net realized gain (loss) on investments	135,936	31,251	0
Balance	$ 2,520,128	$ 2,384,192	$ 0